Filed with the Securities and Exchange Commission on November 3, 2000

                                        1933 Act Registration File No. 333-43792
                                        1940 Act File No. 811-10057

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.      2                         [X]
                                              ------------
                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No.      2                                       [X]
                                ----------

                                  EVEREST FUNDS
                                  -------------
               (Exact Name of Registrant as Specified in Charter)

                               5711 S. 86th Circle
                              Omaha, Nebraska 68127
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (402) 593-4513

                                   Vinod Gupta
                               5711 S. 86th Circle
                              Omaha, Nebraska 68127
                     (Name and Address of Agent for Service)

                                   Copies to:

                                John Baker, Esq.
                       Stradley Ronon Stevens & Young, LLP
                        1220 19th Street, N.W., Suite 700
                              Washington, DC 20036

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

         It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b).
[   ]    on (date) pursuant to paragraph (b).
[   ]    60 days after filing pursuant to paragraph (a)(1).
[   ]    on (date) pursuant to paragraph (a)(1).
[   ]    75 days after filing pursuant to paragraph (a)(2).
[   ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered: Everest3 Fund


The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                   PROSPECTUS

                            __________________, 2000
                  Subject to completion, dated November 3, 2000

                                  EVEREST3 FUND
                          A Series of the Everest Funds

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                              ---------------------
                                TABLE OF CONTENTS
                              ---------------------


GOAL...........................................................................1

PRINCIPAL INVESTMENT STRATEGIES................................................1

PRINCIPAL INVESTMENT RISKS.....................................................3

PERFORMANCE INFORMATION........................................................5

FEES AND EXPENSES..............................................................6

MANAGEMENT OF THE FUND.........................................................7

DETERMINATION OF NET ASSET VALUE...............................................8

BUYING SHARES..................................................................8

REDEEMING SHARES..............................................................10

DISTRIBUTIONS AND TAXES.......................................................12

FINANCIAL HIGHLIGHTS..........................................................14



GOAL
--------------------------------------------------------------------------------
The goal of the Everest3 Fund (the "Fund") is long-term capital growth. The Fund may change its goal without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
EXCHANGE-TRADED FUND: A FUND THAT HOLDS A PORTFOLIO OF COMMON STOCKS DESIGNED TO TRACK THE PERFORMANCE OF A PARTICULAR INDEX AND WHOSE SHARES TRADE THROUGHOUT THE TRADING DAY. SEE "EXCHANGE-TRADED FUNDS" BELOW.
--------------------------------------------------------------------------------
The Fund seeks to meet its goal by investing its assets mainly in shares of exchange-traded funds ("ETFs"). The Fund will invest primarily in Standard & Poor's Depositary Receipts(R), or "SPDRs"(R) (sometimes called "Spiders"); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or "QQQs" (sometimes called "Qubes"). SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index(R) (the "S&P 500(R) Index"), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index(R), respectively.

By investing in ETFs that track these three market indices, the Fund will obtain a broadly diversified, index-based investment portfolio. The expenses associated with ETFs are typically lower than the expenses associated with investing in all of the underlying securities that comprise the indices that the ETFs track.

The Fund's manager will allocate its assets in a manner that gives the Fund the flexibility to participate in overall stock market performance while actively managing the Fund's portfolio. The manager will allocate the Fund's assets among ETF shares according to the following general guidelines:

ETF SHARES        MARKET INDEX TRACKED1                   INVESTMENT AMOUNTS

SPDRS             S&P 500 INDEX (a market-value           Between 10% and 80%
                  weighted index of 500 stocks chosen
                  for market size, liquidity, and
                  industry group representation, widely
                  regarded as a standard for measuring
                  large-cap U.S. stock market
                  performance)

DIAMONDS          DOW JONES INDUSTRIAL AVERAGE (a         Between 10% and 80%
                  price-weighted average of 30 widely
                  held stocks that are generally the
                  leaders in their industries)

QQQS              NASDAQ-100 INDEX (a modified            Between 10% and 80%
                  capitalization-weighted index of the
                  100 largest and most actively traded
                  non-financial domestic and
                  international issues listed on The
                  Nasdaq Stock Market(R)based on market
                  capitalization)

(1) Standard & Poor's Depositary Receipts(R), SPDRs(R), the Standard & Poor's 500 Composite Stock Price Index(R), and S&P 500(R) are trademarks of The McGraw Hill Companies, Inc. Dow Jones Industrial AverageSM and DIAMONDSSM are trademarks and service marks of Dow Jones & Company, Inc. Nasdaq-100 Index(R), Nasdaq-100 SharesSM, and The Nasdaq Stock Market(R) are trademarks and service marks of The Nasdaq Stock Market, Inc. Neither Everest Funds nor Everest3 Fund is associated with, or sponsored, endorsed, sold or promoted by, The McGraw Hill Companies, Inc., Dow Jones & Company, Inc., or The Nasdaq Stock Market, Inc.

Under normal conditions, the Fund will invest at least 90% of its assets in a combination of shares of the three ETFs listed above. In each case, the Fund may invest, instead of or in addition to these ETFs, in shares of an alternate ETF tracking the same market index or another market index with the same general market.

To invest in the manner described above, the Fund's manager will review and adjust accordingly the asset allocation of the Fund on a quarterly basis. The manager does not intend to trade actively among the ETFs' shares or intend to capture short-term market opportunities. Generally, the Fund will sell securities only in response to redemption requests, to adjust the number of shares held to maintain the Fund's target asset allocation, or to make the quarterly adjustment to the Fund's asset allocation. The manager seeks to limit the amount of securities sold because the turnover rate of the portfolio (the volume of shares bought and sold by the Fund) affects the Fund's returns. Typically, the greater the turnover rate of the portfolio, the greater the impact that brokerage commissions and other transaction costs have on the Fund's return. High turnover rates are more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.

EXCHANGE-TRADED FUNDS
The securities in which the Fund invests consist mainly of shares that represent undivided ownership interests in the portfolio of stocks held by ETFs. ETFs are trusts that acquire and hold either:

|X| shares of all of the companies that are represented by a particular index in the same proportion that is represented in the indices themselves; or

|X| shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 shares) called "creation units." Creation units are issued to anyone who deposits a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund will invest in ETF shares only if the ETF is registered as an investment company under the Investment Company Act of 1940. If an ETF in which the Fund invests ceases to be a registered investment company, the Fund will dispose of the securities of the ETF.

In connection with its investment in ETF shares, the Fund will incur various costs that you will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to you. In addition, the Fund is subject to the other fees as an investor in ETFs. Generally, those fees include, but are not limited to, trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs and therefore the shares representing a beneficial interest therein.

TEMPORARY INVESTMENTS
When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market fund shares, money market instruments, and short-term debt securities. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
You should be aware that you may lose money by investing in the Fund.

|X|  INVESTMENT IN COMMON STOCKS
     The Fund invests indirectly in the securities held by the ETFs in which it holds shares. Those ETFs hold primarily common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises. Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of such issuer because common stockholders, as owners of such issuer, have generally inferior rights to receive payments from such issuer in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuer.

|X|  "FUND OF FUNDS" STRUCTURE AND EXPENSES
     The Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, that pursues its investment objective by investing in other investment companies, such as ETFs. Federal law generally prohibits the Fund from acquiring shares of an ETF if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3 percent of the ETF's total outstanding stock. This prohibition may prevent the Fund from allocating its investments in the manner its manager considers optimal.

     Your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETFs' shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Funds of funds are best suited for long-term investors.

|X|  TRACKING RISKS
     Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indexes they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indexes. Certain securities comprising the indexes tracked by the ETFs may, from time to time, temporarily be unavailable.

|X|  BUYING AND SELLING ETF SHARES
     The Fund may not be able to buy or sell ETF shares during any period in which the applicable exchange halts trading. An exchange may halt trading as the result of the activation of market-wide "circuit-breakers," or whenever officials of the applicable exchange determine it is appropriate in the interest of a fair and orderly market or to protect investors.

--------------------------------------------------------------------------------
CIRCUIT BREAKERS:
MEASURES INSTITUTED BY THE VARIOUS EXCHANGES TO HALT TRADING TEMPORARILY WHEN THE MARKET FALLS BY AN AMOUNT BASED ON A SPECIFIED PERCENTAGE DECLINE IN A SPECIFIED PERIOD.
--------------------------------------------------------------------------------

|X|  NET ASSET VALUE AND MARKET PRICE
     The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

|X|  PRICE VOLATILITY RISKS
     The ETF shares in which the Fund invests represent segments of the stock market as a whole and generally will be more volatile than the stock market as a whole. To the extent that the Fund invests in Nasdaq-100 Shares, the Fund is subject to the price volatility risks associated with an investment in a portfolio of equity securities concentrated in the technology sector. In addition, both the Dow Jones Industrial Average and the Nasdaq-100 Index include individual securities representing more than five percent of the index's value, giving rise to the possibility that changes in the value of individual securities may result in significant changes in the value of DIAMONDS or Nasdaq-100 Shares.

|X|  MANAGEMENT ALLOCATION RISK
     The share price of the Fund changes daily based on the performance of the ETF shares in which it invests. The ability of the Fund to meet its investment objective is directly related to the manager's allocation of the Fund's assets. There is no guarantee that the manager's allocation techniques will produce the desired results. It is possible that the manager will over-emphasize ETFs that perform poorly or underperform other ETFs under various market conditions. Furthermore, the manager's judgments about the attractiveness, value and potential appreciation of particular companies' stocks in which the Fund is invested indirectly through ETFs may prove to be incorrect.

|X|  NON-DIVERSIFICATION RISK
     The Fund is a non-diversified fund because it may invest up to all of its assets in the shares of as few as three ETFs. A decline in the value of any of these ETFs as a result of a decline in the related index would have a greater effect on the Fund than if the Fund were diversified or invested its assets in a greater number of issuers.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
No performance information is available for the Fund at this time because the Fund recently commenced operations.


FEES AND EXPENSES
--------------------------------------------------------------------------------
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The annual Fund operating expenses are based on estimated expenses.

--------------------------------------------------------------- ----------------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------- ----------------
         Maximum Sales Charge (Load) on Purchases                   None
--------------------------------------------------------------- ----------------
         Maximum Deferred Sales Charge (Load) on Redemptions        None
--------------------------------------------------------------- ----------------

--------------------------------------------------------------- ----------------
         Redemption Fee                                             0.50%(1)
         (AS A PERCENTAGE OF AMOUNT REDEEMED)
--------------------------------------------------------------- ----------------
         Maximum Account Fee                                        None(2)
--------------------------------------------------------------- ----------------

--------------------------------------------------------------- ----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS)
--------------------------------------------------------------- ----------------
         Management Fees                                           0.50%
--------------------------------------------------------------- ----------------
         Distribution and/or Service (12b-1) Fees                  None
--------------------------------------------------------------- ----------------
         Other Expenses(3)                                         1.86%
--------------------------------------------------------------- ----------------
         Total Annual Fund Operating Expenses                      2.36%
--------------------------------------------------------------- ----------------
                              Less Expense Reimbursement           1.86%(4)
--------------------------------------------------------------- ----------------
              Net Annual Fund Operating Expenses                   0.50%
--------------------------------------------------------------- ----------------
(1) The Fund charges a redemption fee of 0.50% on shares of the Fund that you have held for less than 90 days.
(2) IRA accounts are charged a maximum account fee of $12.50 per year.
(3) Other expenses are based on estimates for the current fiscal year. You will indirectly bear your proportionate share of any fees and expenses charged by the ETFs in which the Fund invests. Of the three ETFs that track market indices and in which the Fund intends to principally invest, their total expenses as of the date of this Prospectus range from 0.12% to 0.18%. These fees are subject to change at the ETF sponsors' discretion. Actual underlying ETF expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets among various ETFs. These expenses are not included in the table above or the example below.
(4) Under the investment management agreement dated November 3, 2000, the manager has contractually agreed that in the event that the Fund's operating expenses (including the investment advisory and management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 0.50% of the Fund's average daily net assets on an annual basis, the manager shall reduce the amount of the investment advisory and management fee or assume expenses of the Fund in the amount of such excess. This arrangement is definite for two years until November 3, 2002, and will continue thereafter as long as the Fund's Board of Trustees annually reviews and renews the investment management agreement.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

1. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares of the Fund at the end of those periods,
2.  You reinvested all dividends and capital gain distributions,
3.  Your investment has a 5% return each year, and
4.  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 YEAR     3 YEARS
                          --------   --------
                           $51         $160

*The amount shown for the Example's 3 Years operating expenses assumes that the Fund's investment management agreement is re-approved by the Fund's Board of Trustees after the 2-year period.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
MANAGER
The manager, EVEREST FUNDS MANAGEMENT, LLC, subject to the general supervision of the Everest Funds' (the "Trust's") Board of Trustees, is the investment adviser to the Fund and is responsible for the day-to-day management of the Fund in accordance with its objectives and policies. This includes making investment decisions, and buying and selling securities. The manager is located at 5711 S. 86th Circle, Omaha, Nebraska 68127. As of the date of this Prospectus, the only discretionary assets under management of the manager are the assets of the Fund.

In exchange for its services, the manager is entitled to receive an annual management fee from the Fund, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of the Fund. The manager has contractually agreed that in the event that the Fund's operating expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 0.50% of the Fund's average daily net assets on an annual basis, the manager will reduce the amount of the management fee or assume expenses of the Fund in the amount of such excess. No sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the manager.

SUB-ADVISER
The manager has entered into a sub-advisory agreement with PFLUG KOORY, LLC, to assist it in the day-to-day management and provide other advisory services to the Fund. These services include developing and maintaining an investment program for the Fund, making investment decisions with the assets of the Fund, and placing all orders for the purchase and sale of securities on behalf of the Fund. The sub-adviser is located at 14441 Dupont Court, Suite 100, Omaha, Nebraska 68144.

In exchange for its services to the manager, the sub-adviser is entitled to receive an annual management fee calculated daily and payable monthly, equal to 0.15% of the average daily net assets of the Fund. The sub-adviser fees are paid directly by the manager out of the manager's annual advisory fees.

PORTFOLIO MANAGERS

|X| DOUGLAS M. LARSON, Chief Investment Officer of the manager, serves as lead portfolio manager to the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. From June 1999 through April 2000, Mr. Larson served as a Vice President and Senior Trust Officer of Commercial Federal Bank in Omaha, Nebraska, before which he served as Senior Vice President and Senior Trust Officer at Marquette Bank from April 1996 through June 1999. Prior to that, Mr. Larson served as a Trust Department Manager and Trust Officer in two community banks in central Iowa.

|X| THOMAS F. PFLUG, President of the sub-adviser, serves as co-portfolio manager to the Fund. Mr. Pflug has been President of the sub-adviser and its predecessor entity, Pflug Investment Management, Inc., since its inception in 1992, and was a Vice President at Wallace R. Weitz & Co., an investment adviser in Nebraska, from 1989 through 1992.

TRANSFER AGENT, DISTRIBUTION AND OTHER SERVICES
Firstar Mutual Fund Services, LLC (the "Transfer Agent"), located in Milwaukee, Wisconsin, provides administrative, accounting and transfer agent services to the Fund. Firstar Bank, N.A. serves as custodian for the Fund. Quasar Distributors, LLC provides distribution services to the Fund.

DETERMINATION OF NET ASSET VALUE
-------------------------------------------------------------------------------
The value of a single share of the Fund is the net asset value per share ("NAV") calculated by adding the value of the Fund's investments, cash and other assets less liabilities, and dividing by the total number of outstanding shares of the Fund. The Fund's NAV is normally calculated as of the close of business of the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, the Fund's NAV may be calculated at a different time. The Fund is open for business each day the NYSE is open. The NYSE is closed most national holidays and Good Friday.

The assets of the Fund consist primarily of ETF shares, which are all traded on a securities exchange. Unlike shares of the Fund that are only valued once a day, ETF shares are valued on an ongoing basis on the basis of market quotations. To the extent that the Fund's assets are traded in other markets on days in which the NYSE is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days in which the Fund is open for business.

BUYING SHARES
--------------------------------------------------------------------------------
To open an account, you must invest at least the minimum amount.

     MINIMUM INVESTMENTS          TO OPEN             TO ADD TO
                                YOUR ACCOUNT        YOUR ACCOUNT

    Regular accounts              $10,000               $250
    IRA accounts                   $2,000               $100

Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The minimum initial investment for regular accounts is $10,000 and $2,000 for IRA accounts. Initial investments may be made in any amount in excess of these amounts. To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject your purchase order if, in the manager's opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund's best interest.
--------------------------------------------------------------------------------
WHEN MAKING A PURCHASE REQUEST, MAKE SURE YOUR REQUEST IS IN GOOD ORDER. "GOOD ORDER" MEANS YOUR PURCHASE REQUEST INCLUDES:

|X| THE NAME OF THE FUND

|X| THE DOLLAR AMOUNT OF SHARES TO BE PURCHASED

|X| PURCHASE APPLICATION OR INVESTMENT STUB

|X| CHECK PAYABLE TO "EVEREST FUNDS"
--------------------------------------------------------------------------------

TIMING OF REQUESTS
Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.

METHODS OF BUYING

THROUGH AN    You can purchase shares of the Fund through any broker-dealer
BROKER-DEALER organization that has been  authorized by the Fund. These
AUTHORIZED    broker-dealers are further authorized to designate other
              intermediaries to receive purchase and redemption orders on the Fund's behalf. A purchase order is deemed received by the Fund when an authorized broker-dealer, or, if applicable, a broker-dealer's authorized designee, receives the request in good order. Please keep in mind that your broker-dealer may charge additional fees for its services.



BY MAIL To open an account, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.

              REGULAR MAIL                  OVERNIGHT DELIVERY
              Everest Funds                 Everest Funds
              Everest3 Fund                 Everest3 Fund
              c/o Firstar Mutual Funds      c/o Firstar Mutual Fund
              Services, LLC                 Services, LLC
              P.O. Box 701                  615 E. Michigan Street, Third Floor
              Milwaukee, WI 53201-0701      Milwaukee, Wisconsin  53202

              NOTE: THE FUND DOES NOT CONSIDER THE U.S. POSTAL SERVICE OR OTHER INDEPENDENT DELIVERY SERVICES TO BE ITS AGENTS.

BY TELEPHONE  To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll free at 1-866-232-EVER and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

BY WIRE To open an account or to make additional investments by wire, call 1-866-232-EVER to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

              Firstar Bank, N.A.
              Milwaukee, WI  53202
              ABA #:  042000013
              Credit: Firstar Mutual Fund Services, LLC
              Account #:  112-952-137
              Further Credit:   Everest Funds, Everest3 Fund
              (your name or the title on the account)
              (your account #)

REDEEMING SHARES
--------------------------------------------------------------------------------
METHODS OF SELLING

THROUGH A     If you purchased your shares through a broker-dealer or other
BROKER-DEALER financial organization, your redemption order may be placed ORGANIZATION through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.
              Please keep in mind that your broker-dealer may charge additional fees for its services.

BY MAIL Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

              REGULAR MAIL                   OVERNIGHT DELIVERY
              Everest Funds                  Everest Funds
              Everest3 Fund                  Everest3 Fund
              c/o Firstar Mutual Funds       c/o Firstar Mutual Fund
              Services, LLC                  Services, LLC
              P.O. Box 701                   615 E. Michigan Street, Third Floor
              Milwaukee, WI 53201-0701       Milwaukee, Wisconsin  53202

              The Transfer Agent may require a Signature Guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor Institutions. A Notary Public Cannot Guarantee Signatures.

BY TELEPHONE  If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at 1-866-232-EVER. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

              Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

              |X|  that you correctly state the Fund account number
              |X|  the name in which your account is registered
              |X| the social security or tax identification number under which the account is registered
              |X| the address of the account holder, as stated in the account application form

BY WIRE To redeem shares by wire, call the Fund at 1-866-232-EVER and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $12 outgoing wire fee.

--------------------------------------------------------------------------------
WHEN MAKING A REDEMPTION REQUEST, MAKE SURE YOUR REQUEST IS IN GOOD ORDER. "GOOD ORDER" MEANS YOUR LETTER OF INSTRUCTION INCLUDES:

|X|  The name of the Fund
|X|  The dollar amount of shares to be redeemed
|x|  Signatures of all registered shareholders exactly as the shares are registered
|x|  The account number
--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS TO YOU
You may redeem the Fund's shares at a price equal to the NAV next determined after the Transfer Agent, receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

SHORT-TERM TRADING
The Fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 90 days. The short-term trading fees are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in the Fund asset levels and cash flow caused by short-term shareholder trading. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to shares acquired through the reinvestment of distributions. The Fund reserves the right to change the terms and amount of this fee.

GENERAL TRANSACTION POLICIES
Some of the following policies are mentioned above. In general, the Fund reserves the right to:

|X|  Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Shares."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
Generally, the Fund will declare dividends of net investment income annually. If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation of the Fund.

Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

The Fund intends to qualify as a regulated investment company for federal income tax purposes and intends to make additional distributions to the minimum extent necessary to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended. The additional distributions, if needed, would consist of the following:

|X| an increase in distribution scheduled for January to include any amount by which the estimated Fund investment company taxable income and net capital gains for a fiscal year exceeds the amount of Fund taxable income previously distributed with respect to such year, or, if greater, the minimum amount required to avoid imposition of such excise tax;

|X| a distribution soon after actual annual investment company taxable income and net capital gains of the Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made; or

|X| if, in the reasonable discretion of the Fund's manager, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Shareholders will be notified annually as to the federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

TAXATION
As with any investment, your investment in the Fund could have tax consequences for you.

The Fund will earn income and gains on its investments, including its investments in the underlying ETFs. Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Everest Fund (if the opportunity to make such exchanges subsequently becomes available) is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has no operating history, there are no financial highlights available at this time.

FOR MORE INFORMATION

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated _____________, 2000, provides more details about the Fund's policies and management. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report will contain a discussion of the market conditions and investment climate that affected the Fund's performance during the Fund's last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund at 1-866-232-EVER or by writing to:

Everest Funds
Everest3 Fund
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

Information about the Fund, including the Statement of Additional Information, can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                       Investment Company Act File No. 811-10057


The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Dated ___, 2000

                  Subject to completion, dated November 3, 2000

                                  EVEREST3 FUND
                          A Series of the Everest Funds

This Statement of Additional Information ("SAI") relates to Everest3 Fund, which is a series of Everest Funds, a registered open-end management investment company, or mutual fund. This SAI is not a prospectus and is intended to supplement the information provided to investors in the prospectus dated ___________, 2000 (the "Prospectus") of the Everest3 Fund (the "Fund"). Copies of the Fund's Prospectus may be obtained by writing the Fund at Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling the Fund at (800) 232-EVER.


                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------
                                                                            PAGE

Organization of the Trust and the Fund.........................................3
Investments and Risks..........................................................3
Management of the Trust.......................................................13
Advisory Services.............................................................14
Underwriter...................................................................16
Service Providers.............................................................16
Portfolio Transactions........................................................17
Determining Net Asset Value...................................................18
Buying Shares.................................................................19
Redeeming Shares..............................................................19
Tax Considerations............................................................20
Calculation of Performance Data...............................................22
Financial Statements..........................................................23


ORGANIZATION OF THE TRUST AND THE FUND
Everest Funds (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on August 11, 2000. The Fund is one of a series that may be formed by the Trust. The Fund is a non-diversified series and has its own investment objectives and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares). Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders

INVESTMENTS AND RISKS
The following discussion supplements the description of the Fund's investment strategies, risks and management policies set forth in the "Goal," "Principal Investment Strategies" and "Principal Investment Risks" sections of the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

FUNDAMENTAL INVESTMENT LIMITATIONS
The Fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

     1. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or Securities and Exchange Commission ("SEC") staff interpretations thereof.

     2. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total net assets (including the amount borrowed).

     3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

     4. Purchase securities if as a result of such purchase more than 25% of the Fund's total net assets would be invested in any one industry. Investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation. For purposes of this limitation, there is no limitation on the purchase of securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

     5. Purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

     6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, and (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

     7. Invest in other investment companies except as permitted by the 1940 Act, as amended.


INVESTMENT STRATEGIES, POLICIES AND RISKS
In addition to the principal investment strategies that are set forth under the "Principal Investment Strategies" and the "Principal Investment Risks" sections of the Prospectus, the Fund has various additional investment strategies and policies. The following strategies and policies may be changed by the Board of Trustees without shareholder approval. In addition, you should be aware of the risks described below. Except for the fundamental investment limitations listed above, the Fund's investment strategies and policies are not fundamental and may be changed with the approval of the Company's Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS. The Fund's ability to pay distributions will be dependent primarily upon the receipt of dividends and distributions from the equity securities in its portfolio, which in the case of shares of exchange-traded funds ("ETFs") will be dependent primarily upon the receipt of dividends from the equity securities in the ETF's portfolio. There can be no assurance that the issuers of such equity securities will pay dividends or distributions. In addition, the ETFs in which the Fund invests generally will pay distributions at different rates, and the manager's asset allocation of the Fund is likely to affect the Fund's ability to pay distributions.

EQUITY SECURITIES. The Fund may invest in equity securities, both directly and indirectly through its investment in the shares of ETFs. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund intends to be a long-term investor in ETFs and does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the manager believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

To the extent the Fund invests in the equity securities of small or medium-size companies, directly or through its investments in ETFs, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Under the provisions of the 1940 Act, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of ETFs and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such ETF's securities.

FOREIGN SECURITIES. The Fund may invest in foreign securities via the underlying ETFs in which it invests. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's net assets and income may be affected by changes in exchange rates and regulations.

Other differences between investing in foreign companies and the U.S. include:

o    information is less publicly available
o there is a lack of uniform financial accounting standards applicable to foreign companies
o    market quotations are less readily  available
o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks
o    there is generally a lower  foreign  securities  market  volume
o    it is likely that  foreign  securities  may be less liquid or more volatile
o    there  are generally higher foreign brokerage commissions
o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems
o    the mail service between countries may be unreliable
o there are political or financial changes that adversely affect investments in some countries.

ILLIQUID INVESTMENTS. The Fund may invest not more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. The Fund does not presently intend to invest in any illiquid securities. In addition, the ETFs in which the Fund invests are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an ETF from selling out of these illiquid securities at an advantageous time or price. To the extent the ETFs invest in securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.

OPTIONS, FUTURES, AND OPTIONS ON FUTURES. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities." The Fund may buy and sell options on securities and securities indices and may buy and sell futures contracts for securities and currencies. The Fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy.

OPTIONS. The Fund may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. All options written by the Fund will be covered.

A call option written by the Fund is covered if the Fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
(b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the Fund's custodian bank.

A put option written by the Fund is covered if the Fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

The Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

The Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

The Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange-traded options. Like exchange-traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange-traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

FUTURES CONTRACTS FOR SECURITIES AND CURRENCIES. The Fund may buy and sell futures contracts for securities and currencies. The Fund may also enter into closing purchase and sale transactions with respect to these futures contracts. The Fund will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on foreign exchanges, and the Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC.

When securities prices are falling, the Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, the Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, the Fund can sell futures contracts on a specified currency in an attempt to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. The Fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the Fund's futures contracts on securities and currencies will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent the Fund enters into a futures contract, it will deposit in a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value.

FUTURES CONTRACTS - GENERAL. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells financial futures contracts.

FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Fund's investment goals and legally permissible for the Fund.

DERIVATIVE SECURITIES RISKS. The Fund's transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position.

Positions in exchange-traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on the Fund's ability to effectively hedge its securities. Furthermore, if the Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If the Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

REPURCHASE AGREEMENTS. The Fund generally will have a portion of its net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The use of repurchase agreements by the Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the Fund, these risks can be controlled through careful monitoring procedures.

SECURITIES LENDING. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the manager considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Fund does not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

TEMPORARY INVESTMENTS. When the Fund's manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
The Trust's Board of Trustees supervises and manages the affairs of the Fund. In accordance with Delaware's Business Trust Act, a trustee of the Trust is responsible for performing his or her duties in good faith, in a manner such trustee reasonably believes to be in the best interests of the Trust and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Trust is not required to hold annual shareholder meetings.

The names, business addresses and ages of the directors and officers of the Trust together with information as to their principal business occupations during at least the past five years are shown below. Each director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

------------------------- -------------------- -----------------------------------------------------------------
NAME, AGE, ADDRESS        POSITIONS WITH THE   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
                          TRUST
------------------------- -------------------- -----------------------------------------------------------------
*Vinod Gupta (54)         President,           President of Everest Funds Management, LLC, the Fund's
5711 S. 86th Circle       Chairperson of the   manager, since its inception in May, 2000, Founder of
Omaha, NE 68127           Board, Treasurer     infoUSA Inc., a company that compiles and updates the
                          and                  Trustee proprietary databases of  12 million businesses
                                               and  200 million consumers  in  the United  States and
                                               Canada;  Chairman of  the Board of infoUSA Inc. since
                                               1972 and Chief Executive  Officer from 1972 until
                                               September 1997 and since August 1998.
------------------------- -------------- -----------------------------------------------------------------
*Thomas F. Pflug (42)     Trustee              President of Pflug Koory, LLC, sub-adviser, and its
14441 Dupont Court                             predecessor entity, Pflug Investment Management, Inc.,
Omaha, NE 68144                                since its organization in 1992.  Mr. Pflug previously was
                                               the Vice-President of Wallace R. Weitz & Co. (a Nebraska
                                               investment adviser) from May of 1989 through April of 1992.
------------------------- -------------- -----------------------------------------------------------------
Harold W. Andersen (77)   Trustee              Contributing editor and newspaper executive with the Omaha
5711 S. 86th Circle                            World-Herald from 1946 to the present where he has served
Omaha, NE 68127                                as director, president and chairman of the board of
                                               directors.
------------------------- -------------- -----------------------------------------------------------------
Richard M. Krasno (58)    Trustee              President of William R. Kenan, Jr. Fund since 1999;
P.O. Box 3858                                  President of the Monterey Institute of International
Chapel Hill, NC 27515                          Studies from 1998 to 1999.  From 1981 to 1998, Mr. Krasno
                                               served for the Institute of International Education as its
                                               President-Chief Executive Officer from 1983 to 1998
                                               and as an Executive Vice President  and its Chief Operating
                                               Officer from 1981 to 1983.
------------------------- -------------- -----------------------------------------------------------------
Terence R. McAuliffe (43) Trustee              Chairman of American Heritage Trust, a premier builder of
7527 Old Dominion Dr.                          single-family homes in Central Florida and is the President
McLean, VA 22102                               and CEO of several real estate related entities and is on
                                               the Boards of Directors of several private companies.
------------------------- -------------- -----------------------------------------------------------------

         * Vinod Gupta is an "interested person" of the Fund, as defined in the 1940 Act. He serves as the President of the manager of the Fund.

         * Thomas F. Pflug is also an "interested person" of the Fund, as defined in the 1940 Act. He is the President of the sub-adviser of the Fund.

Trustees of the Trust who are not "interested persons" of the Fund are not paid by the Fund, but are reimbursed for expenses incurred in attending meetings of the Board of Trustees. None of the trustees of the Trust or the highest paid executives received over $60,000 in compensation.

The members of the Trust's Board of Trustees receive the following compensation:

---------------------------- ------------------- ---------------------- ----------------------- --------------------
NAME OF PERSON,              AGGREGATEION        PENSION OR             ESTIMATED ANNUAL        TOTAL COMPENSATION
POSITION                     COMPENSATION FROM   RETIREMENT BENEFITS    BENEFITS UPON           FROM COMPANY PAID
                             FUND                ACCRUED AS PART OF     RETIREMENT              TO TRUSTEES
                                                 FUND EXPENSES
---------------------------- ------------------- ---------------------- ----------------------- --------------------
Vinod Gupta                         None                 None                    None                  None
President, Chairperson,
Treasurer, and Trustee

Thomas F. Pflug                     None                 None                    None                  None
Trustee

Harold W. Andersen                  None                 None                    None                  None
Trustee

Richard M. Krasno                   None                 None                    None                  None
Trustee

Terence R. McAuliffe                None                 None                    None                  None
Trustee
---------------------------- ------------------- ---------------------- ----------------------- --------------------

MANAGEMENT OWNERSHIP
As of ________, 2000, for organizational purpose only, Vinod Gupta Revocable Trust owned 100% of the outstanding shares of the Fund. Vinod Gupta, trustee of the Vinod Gupta Revocable Trust, is the president and sole shareholder of the manager.

ADVISORY SERVICES

INVESTMENT MANAGER
Everest Funds Management, LLC (the "manager"), a Delaware limited liability company, is the investment adviser to the Fund. The manager is under the control of Vinod Gupta, who has voting control and is the sole manager of the manager. Vinod Gupta is also the Chairperson of the Board of Trustees, the President and the Treasurer of the Fund.

Under the Advisory Agreement between the Trust and the manager, dated as of November 3, 2000 (the "Advisory Agreement"), and subject to the control of the Board of Trustees, the manager manages the day-to-day operations of the Fund, including overseeing the purchases and sales of Fund securities consistent with the Fund's investment objectives and policies. In addition, the manager is responsible for overseeing the administration of the Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, notices of all shareholders' meetings and providing sufficient office space, storage, telephone services and personnel to accomplish these responsibilities. The Advisory Agreement provides that the manager may enter into sub-advisory agreements but that the ultimate responsibility for managing the net assets of the Fund rests with the Advisor. The Board of Trustees of the Fund approved the Advisory Agreement on October 26, 2000 in the manner required by the 1940 Act.

The Advisory Agreement provides that the manager will not be liable to the Fund for any error of judgment or mistake of law, or for any loss suffered by the Fund or its shareholders in connection with matters to which the Advisory Agreement relates, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

In exchange for its services, the manager is entitled to receive an annual management fee from the Fund, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of the Fund. No sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the manager. From the inception of the Fund to the date hereof, the manager has been paid a total of $0.

SUB-ADVISER
The manager has entered into a Sub-Advisory Agreement with Pflug Koory, LLC (the "sub-adviser"), to assist it in the day-to-day management of the Fund. Thomas F. Pflug is the President, manger, and majority shareholder of the sub-adviser.
Mr. Pflug is also a member of the Board of Trustees of the Trust. Pursuant to the Sub-Advisory Agreement between the manager and the sub-adviser, the sub-adviser will provide certain advisory services to the Fund, subject to the control of the manager and the Board of Trustees. While the ultimate responsibility for the day-to-day operations of the Fund remain with the manager, the sub-adviser will develop and maintain an investment program for the Fund and will make investment decisions for all of the assets of the Fund and will place all orders for the purchase and sale of securities, all on behalf of the Fund. The sub-adviser will pay all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost of securities (including brokerage commission, if any) purchased for the Fund.

The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, its shareholders or by the manager in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.

The Fund is responsible for paying all its expenses other than those assumed by the manager incurred in the operation of the Fund and any public offering of the Fund's shares, including, among others, any interest, taxes, brokerage fees and commissions, or fees of the trustees who are not employees of the manager, or any of their affiliates, expenses of trustees and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of Fund shares, expenses of issue and sale of Fund shares, expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, advertising promotional expenses in connection with the distribution of the Fund shares, including paying for prospectuses for new shareholders, charges of custodian, transfer agent, dividend disbursing agent, accounting services agent, investor servicing agent, and bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

The Advisory Agreement and the Sub-Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the 1940 Act (i.e., (a) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (b) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or the Sub-Advisory Agreement, as applicable, or interested persons of any such party), and if the manager shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement or the Sub-Advisory Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the manager or the sub-adviser, as applicable, and will terminate automatically in the event of its assignment, as applicable.

CODE OF ETHICS
The Trust, the manager and the sub-adviser have adopted Codes of Ethics that govern the conduct of employees of the Trust and manager who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities whichmay be considered for purchase or sale by the Fund or other clients of the manager; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

UNDERWRITER
Quasar Distributors, LLC is the principal underwriter (the "Underwriter") and the general distributor of the shares of the Fund pursuant to a Distribution Agreement among the Underwriter, the Trust and the manager dated as of November 3, 2000 (the "Distribution Agreement"). The Underwriter is an affiliate of Firstar Mutual Fund Services, LLC. The Distribution Agreement was approved by the Board of Trustees, on October 26, 2000 in the manner required by the 1940 Act. See "Management of the Fund--Trustees and Officers."

SERVICE PROVIDERS

The Trust entered into a series of agreements whereby certain parties will provide various services to the Fund.

Firstar Mutual Fund Services, LLC ("Firstar") will provide accounting and administrative services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent. Firstar's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws.

Pursuant to the Fulfillment Servicing Agreement between Firstar and the Fund, Firstar will also provide fulfillment services to the Fund, including shareholder and prospective shareholder customer service.

Firstar Bank, N.A., an affiliate of Firstar, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of November 3, 2000 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between Firstar and the Company, Firstar also performs certain administrative, accounting and tax reporting functions for the Fund, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with the Fund's investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, Firstar is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at an annual rate of
 .08% of the first $200 million, .07% of the next $500 million, and .05% of the remaining balance, subject to an annual minimum of $55,000.

Stradley Ronon Stevens & Young, LLP acts as legal counsel to the Fund. Arthur Andersen LLP is the auditor of the Trust.

PORTFOLIO TRANSACTIONS
Subject to the review of the manager, the sub-adviser will be authorized to allocate the Fund's securities transactions to the Underwriter and to other broker-dealers who help distribute the Fund's shares. In connection with its duties to arrange for the purchase and sale of portfolio securities, the sub-adviser will select such broker-dealers who will, in the sub-adviser's judgment, implement the Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the sub-adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the sub-adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the manager determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the sub-adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the sub-adviser is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the sub-adviser as its adviser or having the same sub-manager, administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund or other accounts of the sub-adviser, and that such research received by such other accounts may or may not be useful to the Fund.

The manager will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the manager determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Underwriter, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of the Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Fund's Board of Directors, including a majority of the Fund's Board of Directors who are not interested persons of the Fund as defined by the 1940 Act.

The Board of Trustees will review quarterly the manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

DETERMINING NET ASSET VALUE

The net asset value of the Fund will be determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for business on the preceding Friday, and when any holiday observed by the NYSE falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Securities which are traded on a recognized securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Put options are valued at the last sales price on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, put options are valued at the mean of the closing bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the manager and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

To the extent the Fund obtains securities for which market quotations are not readily available, those securities are valued on the basis of information furnished by a pricing service or services, approved by the Fund's Board of Trustees (the "Board"), which furnishes the manager with valuations based in each case upon information concerning market transactions and quotations from recognized securities broker-dealers. The methods used by such pricing service and the valuations so established are reviewed regularly by officers of the Fund under the general supervision of the Board. The use of such service by the Fund is the method selected by the Board for obtaining a fair determination of the value of securities for which quotations are not readily available.

If market quotations or information furnished by a pricing service is not available for a security or if the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A securities valuation may differ depending on the method used for determining value.

BUYING SHARES

As described in the prospectus, shares of the Fund may be purchased by check, by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The minimum initial investment is $10,000 on regular accounts and $2,000 on IRA accounts. Investments may be made in any amount in excess of these amounts. To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

No stock certificates will be issued for the purchase of Fund shares. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account. The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

REDEEMING SHARES

Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven days following receipt of such requests. Redemptions may be suspended or payment dates postponed more than seven days when

(a) the NYSE is closed (other than weekends or holidays),
(b) when trading on the NYSE is restricted during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of the Fund's net assets, or

(c) for such other periods as the Commission may by order permit for the protection of the Fund's shareholders.

If you designate a savings and loan association as the bank to receive your telephone redemption proceeds, please note that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. You should discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

REDEMPTION IN KIND
The Fund does not intend to redeem shares in any form except cash. The Fund, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

TAX CONSIDERATIONS
The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning.

DISTRIBUTIONS OF NET INVESTMENT INCOME
The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

The Fund may derive capital gain or loss in connection with sales or other dispositions of its interests in the underlying ETFs. Distributions of net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. An underlying ETF may also derive capital gain or loss as a result of a re-balancing of its portfolio in response to a change in the underlying index which the ETF seeks to replicate. Distributions of the ETF's net short-term capital gain will be ordinary income to the Fund, and, in turn to you, upon its distribution by the Fund. Distributions of the ETF's net long-term capital gain to the Fund will be long-term capital gain to the Fund, and, in turn, to you upon its distribution by the Fund, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from the Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of the Fund's total assets at the end of the fiscal year is invested in securities of foreign corporations, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS
The Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY
The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS
To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES
Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Everest Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of Fund shares held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. GOVERNMENT SECURITIES
States grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS
If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES
The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

CALCULATION OF PERFORMANCE DATA
The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

AVERAGE ANNUAL TOTAL RETURN
Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                  P(1+T)n = ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

All performance figures are based on historical results and are not intended to indicate future performance.

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of the Everest3 Fund:

We have audited the statement of assets and liabilities of the Everest3 Fund (the "Fund" a series of the Everest Funds) as of October 31, 2000. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above present fairly, in all material respects, the net assets of Everest3 Fund (the "Fund") as of October 31, 2000, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
November 1, 2000


                                  Everest3 Fund
                       Statement of Assets and Liabilities

                                October 31, 2000



ASSETS

Cash                                                    $100,000
                                                        =========


Total Assets                                            $100,000
                                                        ---------
Liabilities
                                                               0
                                                        ---------

Total Liabilities                                              0
                                                        ---------
Net Assets                                              $100,000
                                                        =========
Capital Shares outstanding,  no par value;              $10,000
unlimited number of shares authorized                   =========

Net asset value per share (net assets/shares            $10.00
outstanding)                                            =========


               See accompanying notes to the financial statements



                           EVEREST FUNDS (the "Trust")

                           EVEREST3 FUND (the "Fund")

                        NOTES TO THE FINANCIAL STATEMENT

                                October 31, 2000

ORGANIZATION

         The Trust is an open-end management investment company, or mutual fund, organized as a Delaware business trust on August 11, 2000. The Fund is a non-diversified mutual fund series of the Trust. The goal of the fund is long-term capital growth. The Trust has had no operations other than those relating to organizational matters and the sale of 10,000 shares of its common stock to its original shareholder, Vinod Gupta, President and sole shareholder of the investment manager, for cash in the amount of $100,000.

SIGNIFICANT ACCOUNTING POLICIES

         (a)       Organization costs

         Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being assumed by the investment adviser, Everest Funds Management, LLC.

         (b)      Federal Income Taxes

         The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve it from all or substantially all Federal income taxes.

         (c)      Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         INVESTMENT ADVISOR

         The Trust, which consists solely of the Fund, has an agreement with the Investment Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Investment Advisor will receive a fee, accrued daily and payable monthly at the annual rate of 0.50% of the Fund's average daily net assets.


         The Investment Advisor has an agreement with a Sub-Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Sub-Advisor will receive a fee from the Investment Advisor, accrued daily and payable monthly at the annual rate of 0.15% of the Fund's average daily net assets.

         The Investment Advisor has contractually agreed, pursuant to the investment management agreement, to absorb all ordinary operating expenses of the Fund, other than the fee payable to the Investment Advisor, but excluding taxes, interest, brokerage and extraordinary expenses.




                                THE EVEREST FUNDS
                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS

(a)      DECLARATION OF TRUST

         (i)    Amended and Restated Certificate of Trust(2)

         (ii)   Amended and Restated Agreement and Declaration of Trust (1)

(b)      BYLAWS (1)

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS-- Incorporated by reference to the Declaration of Trust and Bylaws.

(d)      INVESTMENT ADVISORY AGREEMENTS

         (i)    Form of Investment Advisory Agreement (1)

         (ii)   Form of Investment Sub-Advisory Agreement (1)

(e)      UNDERWRITING AGREEMENT

         (i)    Form of Distribution Agreement(1)

(f)      BONUS OR PROFIT SHARING CONTRACTS (3)

(g)      CUSTODY AGREEMENT (1)

(h)      OTHER MATERIAL CONTRACTS

         (i)    Form of Fund Administration Servicing Agreement(1)

         (ii)   Form of Transfer Agent Servicing Agreement (1)

         (iii)  Form of Fund Accounting Servicing Agreement(1)

         (iv)   Form of Fulfillment Servicing Agreement(1)

         (v)    Power of Attorney(1)

(i)      OPINION AND CONSENT OF COUNSEL(1)

(j)      CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS(1)

(k)      OMITTED FINANCIAL STATEMENTS (3)

(l)      AGREEMENT RELATING TO INITIAL CAPITAL

           (i)  Form of Subscription Agreement(1)

(m)      RULE 12B-1 PLAN (3)

(n)      RULE 18F-3 PLAN (3)

(o)      RESERVED

(p)      CODE OF ETHICS

          (i)   Adviser and Registrant(1)

          (ii)  Sub-Adviser(1)

(1) Filed Herewith.
(2) Previously Filed and Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 Filing of the Registration Statement filed
    September 29, 2000.
(3) Not Applicable.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. INDEMNIFICATION.

         Reference is made to Article VII of the Registrant's Amended and Restated Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


---------------------- ----------------------------- --------------------------------------------------------
                       Position with Everest FUNDS
        NAME                 MANAGEMENT, LLC1                        OTHER BUSINESSES, ETC.
---------------------- ----------------------------- --------------------------------------------------------
Vinod Gupta            President and Manager         Founder of infoUSA Inc., a company that compiles and
                                                     updates the proprietary databases of 12 million
                                                     businesses and 200 million consumers in the United
                                                     States and Canada; Chairman of the Board of infoUSA
                                                     Inc. since 1972 and Chief Executive Officer from 1972
                                                     until September 1997 and since August 1998.

Douglas M. Larson      Chief Investment Officer      From June, 1999 through April, 2000, Mr. Larson served
                                                     as a Vice President and Senior Trust Officer of
                                                     Commercial Federal Bank in Omaha, Nebraska, before
                                                     which he served as Senior Vice President and Senior
                                                     Trust Officer at Marquette Bank from April 1996
                                                     through June 1999.  Prior to that, Mr. Larson served
                                                     as a Trust Department Manager and Trust Officer in two
                                                     community banks in central Iowa.
---------------------- ----------------------------- --------------------------------------------------------

(1)The principal business address is 5711 S. 86th Circle, Omaha, Nebraska 68127.

Item 27.  PRINCIPAL UNDERWRITERS.

         (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for other open-end investment companies not yet under registration as of the date of filing.

         (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:


NAME AND PRINCIPAL                            POSITION AND OFFICES WITH QUASAR         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                              DISTRIBUTORS, LLC                        REGISTRANT
--------------------------------------------- ---------------------------------------- ------------------------------
James R. Schoenike                            President, Board Member                  None
--------------------------------------------- ---------------------------------------- ------------------------------
Donna J. Berth                                Treasurer                                None
--------------------------------------------- ---------------------------------------- ------------------------------
James J. Barresi                              Secretary                                None
--------------------------------------------- ---------------------------------------- ------------------------------
Joe Redwine                                   Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Bob Kern                                      Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Paul Rock                                     Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Jennie Carlson                                Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

         (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.


                                             (2)                 (3)
                                       NET UNDERWRITING    COMPENSATION ON         (4)              (5)
                (1)                     DISCOUNTS AND      REDEMPTION AND       BROKERAGE          OTHER
   NAME OF PRINCIPAL UNDERWRITER          COMMISSION         REPURCHASES       COMMISSIONS      COMPENSATION
------------------------------------- ------------------- ------------------ ---------------- -----------------
Quasar Distributors, LLC              None                 None                 None             None
------------------------------------- ------------------- ------------------ ---------------- -----------------


Item 28.  LOCATION OF ACCOUNTS AND RECORDS.

         The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

--------------------------------------- ----------------------------------------
 Records Relating to:                    Are located at:
--------------------------------------- ----------------------------------------
 Registrant's fund accountant,           Firstar Mutual Fund Services, LLC
 and transfer agent                      615 East Michigan Street, 3rd Floor
 administrator                           Milwaukee, WI  53202
--------------------------------------- ----------------------------------------
 Registrant's custodian                  Firstar Bank, N.A.
                                         425 Walnut Street
                                         Cincinnati, OH  45202
--------------------------------------- ----------------------------------------
 Registrant's investment adviser         Everest Funds Management, LLC
                                         5711 S. 86th Circle
                                         Omaha, NE 68127
--------------------------------------- ----------------------------------------
 Registrant's sub-investment adviser     Pflug Koory, LLC
                                         14441 Dupont Court Suite 100
                                         Omaha, NE  68144
--------------------------------------- ----------------------------------------

Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN  PARTS A AND B.

          Inapplicable

Item 30.  UNDERTAKINGS.

           None.


SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha and State of Nebraska, on the 3rd day of November, 2000.

                                                    EVEREST SERIES FUNDS, INC.


                                                    By: /S/ THOMAS F. PFLUG
                                                        --------------------
                                                        Thomas F. Pflug, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on November 3, 2000.

SIGNATURE                        TITLE

/s/VINOD GUPTA*                  President, Chairperson, Treasurer and Trustee
------------
Vinod Gupta

/s/HAROLD W. ANDERSEN*           Trustee
-------------------
Harold W. Andersen

/s/RICHARD M. KRASNO*            Trustee
------------------
Richard M. Krasno

/s/TERENCE R. MCAULIFFE*         Trustee
---------------------
TERENCE R. MCAULIFFE

/s/THOMAS F. PFLUG*              Trustee
----------------
Thomas F. Pflug

*  BY /S/ THOMAS F. PFLUG
      -------------------
      Thomas F. Pflug
      Attorney-in-Fact pursuant to
      Power of Attorney filed herewith

EXHIBIT INDEX

EXHIBIT                                                           STATUS

Registrant's Amended and Restated Certificate of Trust            *

Registrant's Amended and Restated Agreement and
Declaration of Trust                                              Filed Herewith

Registrant's Bylaws                                               Filed Herewith

Investment Management Agreement between Everest
Funds Management, LLC and the                                     Filed Herewith
Registrant on behalf of the Everest3 Fund

Investment Sub-Advisory Agreement between Everest
Funds Management, LLC and Pflug Koory, LLC                        Filed Herewith

Distribution Agreement between Quasar
Distributors, LLC and the Registrant on
behalf of the Everest3 Fund                                       Filed Herewith

Custodian Agreement between Registrant and
Firstar Bank, N.A.                                                Filed Herewith

Fund Administration Servicing Agreement
between Registrant and Firstar Mutual                             Filed Herewith
Funds Services, LLC

Fund Transfer Agent Servicing Agreement
between Registrant and Firstar Mutual                             Filed Herewith
Funds Services, LLC

Fund Accounting Servicing Agreement between
Registrant and Firstar Mutual Fund                                Filed Herewith
Services, LLC

Fulfillment Servicing Agreement among Registrant,
Everest Funds Management, LLC                                     Filed Herewith
and Firstar Mutual Fund Services, LLC

Power of Attorney                                                 Filed Herewith
Opinion and Consent of Stradley
Ronon Stevens & Young, LLP                                        Filed Herewith

Consent of Arthur Andersen LLP                                    Filed Herewith

Agreement Relating to Initial Capital                             Filed Herewith

Code of Ethics for Everest Funds and
Everest Funds Management, LLC                                     Filed Herewith

Code of Ethics for Pflug Koory, LLC                               Filed Herewith

*      Previously filed and incorporated by reference.